Pioneer Equity Income Fund

Schedule of Investments | July 31, 2020

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Shares		Value
	UNAFFILIATED ISSUERS - 98.0%
	COMMON STOCKS - 98.0% of Net Assets
	Aerospace & Defense - 0.2%
86,387	Raytheon Technologies Corp.	$4,896,415
	Total Aerospace & Defense	$4,896,415
	Air Freight & Logistics - 0.7%
149,127	CH Robinson Worldwide, Inc.	$13,976,182
	Total Air Freight & Logistics	$13,976,182
	Auto Components - 1.4%
776,565	BorgWarner, Inc.	$28,422,279
	Total Auto Components	$28,422,279
	Banks - 6.5%
1,509,460	Bank of America Corp.	$37,555,365
141,203	Canadian Imperial Bank of Commerce	9,792,428
228,631	JPMorgan Chase & Co.	22,094,900
182,386	M&T Bank Corp.	19,323,797
231,251	PNC Financial Services Group, Inc.	24,667,544
596,307	Truist Financial Corp.	22,337,660
	Total Banks	$135,771,694
	Capital Markets - 5.5%
487,622	Bank of New York Mellon Corp.	$17,481,249
410,478	Morgan Stanley	20,064,165
249,279	Northern Trust Corp.	19,531,009
254,906	State Street Corp.	16,260,454
300,604	T Rowe Price Group, Inc.	41,513,412
	Total Capital Markets	$114,850,289
	Chemicals - 3.1%
266,892	Celanese Corp.	$25,941,902
156,776	Corteva, Inc.	4,477,523
203,744	Dow, Inc.	8,365,729
186,859	DuPont de Nemours, Inc.	9,993,219
88,761	FMC Corp.	9,413,104
92,883	Johnson Matthey Plc (A.D.R.)	5,509,820
	Total Chemicals	$63,701,297
	Commercial Services & Supplies - 1.1%
189,050	MSA Safety, Inc.	$22,408,096
	Total Commercial Services & Supplies	$22,408,096
	Communications Equipment - 0.8%
366,542	Cisco Systems, Inc.	$17,264,128
	Total Communications Equipment	$17,264,128
	Consumer Discretionary - 0.7%
356,916	Comcast Corp.	$15,276,005
	Total Consumer Discretionary	$15,276,005
	Distributors - 1.0%
228,769	Genuine Parts Co.	$20,623,525
	Total Distributors	$20,623,525
	Diversified Telecommunication Services - 2.9%
239,216	BCE, Inc.	$10,030,327
870,357	Verizon Communications, Inc.	50,028,120
	Total Diversified Telecommunication Services	$60,058,447
	Electric Utilities - 3.2%
736,065	Alliant Energy Corp.	$39,637,100
195,821	American Electric Power Co., Inc.	17,012,929
37,309	NextEra Energy, Inc.	10,472,636
	Total Electric Utilities	$67,122,665
	Electrical Equipment - 0.6%
190,361	Emerson Electric Co.	$11,804,286
	Total Electrical Equipment	$11,804,286
	Electronic Equipment, Instruments & Components - 0.8%
187,402	TE Connectivity, Ltd.	$16,691,896
	Total Electronic Equipment, Instruments & Components	$16,691,896
	Equity Real Estate Investment Trusts (REITs) - 3.7%
243,829	Alexandria Real Estate Equities, Inc.	$43,291,839
167,138	Camden Property Trust	15,177,802
74,632	Digital Realty Trust, Inc.	11,981,421
74,501	Prologis, Inc.	7,853,896
	Total Equity Real Estate Investment Trusts (REITs)	$78,304,958
	Food & Staples Retailing - 0.9%
149,795	Wal-Mart, Inc.	$19,383,473
	Total Food & Staples Retailing	$19,383,473
	Food Products - 9.0%
37,288	Calavo Growers, Inc.	$2,154,128
373,998	General Mills, Inc.	23,662,853
107,105	Hershey Co.	15,574,138
95,568	JM Smucker Co.	10,450,361
113,542	John B Sanfilippo & Son, Inc.	10,010,998
381,312	Kellogg Co.	26,306,715
302,306	Lamb Weston Holdings, Inc.	18,162,544
Shares		Value
	Food Products - (continued)
105,974	McCormick & Co., Inc.	$20,654,333
817,063	Mondelez International, Inc.	45,338,826
141,468	Nestle S.A. (A.D.R.)	16,672,004
	Total Food Products	$188,986,900
	Health Care Equipment & Supplies - 3.9%
465,684	Abbott Laboratories	$46,866,438
58,774	Becton Dickinson and Co.	16,535,477
503,649	Smith & Nephew Plc (A.D.R.)	20,050,267
	Total Health Care Equipment & Supplies	$83,452,182
	Health Care Providers & Services - 4.2%
185,811	AmerisourceBergen Corp.	$18,616,404
44,979	Anthem, Inc.	12,315,250
233,840	CVS Health Corp.	14,717,890
48,337	Humana, Inc.	18,969,856
181,608	Quest Diagnostics, Inc.	23,076,929
	Total Health Care Providers & Services	$87,696,329
	Hotels, Restaurants & Leisure - 1.1%
593,700	Cedar Fair LP	$14,153,808
82,619	Cracker Barrel Old Country Store, Inc.	9,126,921
	Total Hotels, Restaurants & Leisure	$23,280,729
	Household Products - 1.5%
135,635	Clorox Co.	$32,079,034
	Total Household Products	$32,079,034
	Industrial Conglomerates - 1.0%
144,929	Honeywell International, Inc.	$21,648,045
	Total Industrial Conglomerates	$21,648,045
	Insurance - 6.4%
264,999	Chubb, Ltd.	$33,718,473
214,432	First American Financial Corp.	10,938,176
511,198	Lincoln National Corp.	19,052,349
370,646	Progressive Corp.	33,484,160
935,513	Sun Life Financial, Inc.	36,456,942
	Total Insurance	$133,650,100
	IT Services - 2.7%
46,648	Accenture Plc	$10,485,537
57,164	Automatic Data Processing, Inc.	7,597,667
70,105	Fidelity National Information Services, Inc.	10,257,063
196,248	Leidos Holdings, Inc.	18,674,960
115,712	Paychex, Inc.	8,322,007
	Total IT Services	$55,337,234
	Leisure Products - 0.3%
83,191	Hasbro, Inc.	$6,052,977
	Total Leisure Products	$6,052,977
	Machinery - 3.4%
112,288	Caterpillar,, Inc.	$14,920,829
460,202	Komatsu, Ltd. (A.D.R.)	9,033,765
429,237	PACCAR, Inc.	36,519,484
248,937	Timken Co.	11,366,464
	Total Machinery	$71,840,542
	Metals & Mining - 4.2%
280,442	Kaiser Aluminum Corp.	$17,373,382
298,694	Materion Corp.	17,151,010
527,498	Nucor Corp.	22,128,541
328,400	Reliance Steel & Aluminum Co.	32,268,584
	Total Metals & Mining	$88,921,517
	Multiline Retail - 1.6%
262,866	Target Corp.	$33,089,572
	Total Multiline Retail	$33,089,572
	Multi-Utilities - 3.9%
295,108	Ameren Corp.	$23,679,466
249,515	CMS Energy Corp.	16,013,873
420,620	WEC Energy Group, Inc.	40,068,261
	Total Multi-Utilities	$79,761,600
	Oil, Gas & Consumable Fuels - 3.5%
122,105	Chevron Corp.	$10,249,494
309,580	ConocoPhillips	11,575,196
251,587	Exxon Mobil Corp.	10,586,781
379,855	Phillips 66	23,558,607
304,593	Valero Energy Corp.	17,127,264
	Total Oil, Gas & Consumable Fuels	$73,097,342
	Pharmaceuticals - 8.0%
972,163	AstraZeneca Plc (A.D.R.)	$54,227,252
297,785	Eli Lilly & Co.	44,754,108
476,351	Merck & Co., Inc.	38,222,404
459,956	Novo Nordisk AS (A.D.R.)	30,048,926
	Total Pharmaceuticals	$167,252,690
Shares		Value
	Semiconductors & Semiconductor Equipment - 4.9%
185,800	Analog Devices, Inc.	$21,339,130
88,129	Cabot Microelectronics Corp.	13,282,803
204,759	KLA-Tencor Corp.	40,916,991
215,185	Texas Instruments, Inc.	27,446,847
	Total Semiconductors & Semiconductor Equipment	$102,985,771
	Specialty Retail - 1.1%
44,156	Home Depot, Inc.	$11,722,976
204,362	TJX Cos., Inc.	10,624,780
	Total Specialty Retail	$22,347,756
	Textiles, Apparel & Luxury Goods - 2.0%
272,693	Carter’s, Inc.	$21,466,393
336,370	VF Corp.	20,303,293
	Total Textiles, Apparel & Luxury Goods	$41,769,686
	Trading Companies & Distributors - 1.8%
497,333	Fastenal Co.	$23,394,544
1,710,967	Ferguson Plc (A.D.R.)	15,123,237
	Total Trading Companies & Distributors	$38,517,781
	Water Utilities - 0.4%
57,472	American Water Works Co., Inc.	$8,463,901
	Total Water Utilities	$8,463,901
	TOTAL COMMON STOCKS
	(Cost $1,649,904,617)	$2,050,787,323
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.0%
	(Cost $1,649,904,617)	$2,050,787,323
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.8%
	COMMON STOCK - 1.8% of Net Assets
	Machinery - 1.8%
1,260,951	Gorman-Rupp Co.^	$585,645	$2,774,297	$(11,667,972)	$38,156,377
	Total Machinery				$38,156,377
	TOTAL COMMON STOCK
	(Cost $6,418,484)				$38,156,377
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.8%
	(Cost $6,418,484)				$38,156,377
	OTHER ASSETS AND LIABILITIES - 0.2%				$3,599,957
	NET ASSETS - 100.0%				$2,092,543,657

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
^	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,088,943,700	$–	$–	$2,088,943,700
Total Investments in Securities	$2,088,943,700	$–	$–	$2,088,943,700

During the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.